Segment reporting - Geographic information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of geographical areas [line items]
Revenue	¥ 9,071,659	¥ 8,978,986	¥ 9,394,911
Non-current assets	1,198,910	660,020
Discontinued operations
Disclosure of geographical areas [line items]
Revenue		(282,946)	(498,077)
Discontinued operations
Disclosure of geographical areas [line items]
Revenue		282,946	498,077
the PRC
Disclosure of geographical areas [line items]
Revenue	7,291,219	6,044,100	6,363,998
Non-current assets	902,793	312,873
the PRC | Continuing and discontinuing operations
Disclosure of geographical areas [line items]
Revenue	7,291,219	6,246,301	6,702,311
the PRC | Discontinued operations
Disclosure of geographical areas [line items]
Revenue		202,201,000	338,313,000
Other Asian countries excluding the PRC
Disclosure of geographical areas [line items]
Revenue	961,622	1,428,035	1,738,348
Non-current assets	82,414	62,272
Other Asian countries excluding the PRC | Continuing and discontinuing operations
Disclosure of geographical areas [line items]
Revenue	961,622	1,428,035	1,738,348
America
Disclosure of geographical areas [line items]
Revenue	584,630	1,221,058	1,049,334
Non-current assets	191,304	265,131
America | Continuing and discontinuing operations
Disclosure of geographical areas [line items]
Revenue	584,630	1,221,058	1,049,334
Europe
Disclosure of geographical areas [line items]
Revenue	117,214	172,169	124,600
Non-current assets	22,399	19,744
Europe | Continuing and discontinuing operations
Disclosure of geographical areas [line items]
Revenue	117,214	183,480	137,822
Europe | Discontinued operations
Disclosure of geographical areas [line items]
Revenue		11,311,000	13,222,000
Others
Disclosure of geographical areas [line items]
Revenue	116,974	113,624	118,631
Others | Continuing and discontinuing operations
Disclosure of geographical areas [line items]
Revenue	¥ 116,974	183,058	265,173
Others | Discontinued operations
Disclosure of geographical areas [line items]
Revenue		¥ 69,434,000	¥ 146,542,000